9 CAPITAL STOCK	12 Months Ended
Dec. 31, 2017
Notes
9 CAPITAL STOCK

9          CAPITAL STOCK

Authorized

Unlimited common shares, without par value

Unlimited preferred shares, without par value, issuable in series:

Unlimited Series 1 voting preferred shares, without par value, redeemable at C$0.0001 per share

Share issuances

On April 21, 2016, the Company announced a non-brokered private placement financing and closed a first tranche comprised of 17,500,000 common shares at a price of C$0.30 per share for gross proceeds of $4,130,700 (C$5,250,000). On April 25, 2016, the Company closed a second tranche comprised of 3,370,000 common shares at a price of C$0.30 per share for gross proceeds of $797,275 (C$1,011,000). On April 28, 2016, the Company closed a third and final tranche comprised of 1,453,334 common shares at a price of C$0.30 per share for gross proceeds of $347,579 (C$436,000). No commissions or finder's fees were paid in connection with the first, second or third tranches. The Company paid legal fees and filing fees of $72,980 (C$92,603) associated with the first, second and third tranches included in financing issue costs.

On May 5, 2017, the Company announced a non-brokered private placement financing and closed a first tranche comprised of 14,165,000 common shares at a price of C$0.10 per share for gross proceeds of $1,043,509 (C$1,416,500). On June 23, 2017, the Company closed a second tranche comprised of 28,488,000 common shares at a price of C$0.10 per share for gross proceeds of $2,151,362 (C$2,848,800). On June 29, 2017, the Company closed a third and final tranche comprised of 2,347,000 common shares at a price of C$0.10 per share for gross proceeds of $180,205 (C$234,700). No commissions or finder's fees were paid in connection with the first, second or third tranches. The Company paid legal fees and filing fees of $19,927 (C$26,799) associated with the first, second and third tranches included in financing issue costs.

 In fiscal 2016, 3,033,813 shares were issued relating to the acquisition of Hip Digital Media and 1,167,813 shares were issued to former Hip Digital employees (Note 11).

Stock options

On June 16, 2017, disinterested shareholders approved and the Company adopted an amended fixed number incentive stock option plan which was previously approved on June 1, 2016 (the “2016 Option Plan”) which provides that a committee of the Board of Directors appointed in accordance with the 2016 Option Plan (the “Committee”) may from time to time, in its discretion, and in accordance with the TSX-V requirements, grant to directors, officers and consultants of the Company, non-transferable options to purchase common shares (“Options”), reserving 29,340,335 shares, being 20% of the Company’s issued and outstanding shares as at June 16, 2017. Such Options will be exercisable for a period of up to 10 years from the date of grant. Vesting terms are determined at the time of grant by the Committee.

On June 13, 2017, the Company granted 4,207,000 options and on June 16, 2017, the Company granted 1,739,000 options. These options have an exercise price of C$0.10, annual vesting in three equal tranches over three years from grant date and expire on June 13, 2022 and June 16, 2022, respectively. The fair value of the options was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions: 5 year expected life, volatility of 125%, risk-free rate of 1.13% and dividend rate of 0%. The options were valued at $262,471 and $102,958, respectively. An amount of $117,598 was expensed to stock-based compensation corresponding to these June 2017 options grants, as an addition to contributed surplus during the year ended December 31, 2017. On November 1, 2017, the Company granted 500,000 options. These options have an exercise price of C$0.10, annual vesting in three equal tranches over three years from grant date and expire on November 1, 2022. The fair value of the options was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions: 5 year expected life, volatility of 125%, risk-free rate of 1.60% and dividend rate of 0%. The options were valued at $33,232. An amount of $3,385 was expensed to stock-based compensation corresponding to these November 2017 options, as an addition to contributed surplus during the year ended December 31, 2017. Options granted in prior years with vesting taking place in fiscal 2017 resulted in an amount of $439,110 being expensed to stock-based compensation with a corresponding addition to contributed surplus during the year ended December 31, 2017. All stock options have been granted in Canadian dollars.

In fiscal 2016, the Company recognized stock-based compensation expense of $1,117,642 corresponding to the vesting of stock options that were granted during the year ended December 31, 2016 and stock options that were granted during the year ended December 31, 2015. The options granted will be vested in current and future periods. In fiscal 2016, the Company granted 1,446,180 options on February 9, 2016, 2,100,000 options on February 11, 2016, 610,000 options on February 12, 2016, and 356,000 options on December 15, 2016. The options were valued at $271,742, $459,851, $91,051, and $32,476 respectively. The following assumptions were used for the Black-Scholes valuation of options granted in fiscal 2016 (Risk-free interest rate: 0.37% - 0.47%; expected life of option: 5.0 years; annualized volatility: 125%; dividend rate: 0.00%). All stock options have been granted in Canadian dollars. Certain shares issued in connection with the acquisition of Hip Digital Media Inc. (Note 11) during fiscal 2016 resulted in an amount of $191,484 expensed to stock-based compensation with a corresponding amount being an addition to common shares. All stock options have been granted in Canadian dollars.

In fiscal 2015, the Company recognized stock-based compensation expense of $1,889,285 corresponding to the vesting of stock options that were granted during the year ended December 31, 2015 and stock options that were granted during the year ended December 31, 2014. The options granted will be vested in current and future periods. The following assumptions were used for the Black-Scholes valuation of options granted in fiscal 2015 (Risk-free interest rate: 0.51% - 0.86%; expected life of option: 5.0 years; annualized volatility: 125%; dividend rate: 0.00%). All stock options have been granted in Canadian dollars.

Stock option activity is presented below:

	Number of	Weighted Average
	Options	Exercise Price
		$
Outstanding, December 31, 2015	14,771,000	0.42
Exercised	(100,000)	0.19
Granted	4,512,180	0.36
Forfeitures	(5,696,945)	0.54
Outstanding, December 31, 2016	13,486,235	0.37
Exercised	(200,000)	0.10
Cancelled	(4,381,297)	0.54
Granted	6,446,000	0.10
Expired	(725,000)	0.19
Outstanding, December 31, 2017	14,625,938	0.27

Number of Options	Number of Options	Exercise Price	Expiry Date
Outstanding	Exercisable	C$
100,000	100,000	$0.10	15-Feb-18
400,000	400,000	$0.10	25-Feb-18
100,000	100,000	$0.10	15-Jul-18
1,150,000	1,150,000	$0.12	18-Dec-18
200,000	200,000	$0.11	10-Apr-19
50,000	50,000	$0.19	11-Aug-19
100,000	100,000	$0.25	10-Sep-19
200,000	200,000	$0.34	06-Nov-19
175,000	175,000	$0.33	26-Nov-19
1,300,000	1,300,000	$0.55	29-Dec-19
410,000	273,333	$0.68	09-Feb-20
150,000	100,000	$0.65	26-Mar-20
100,000	66,667	$0.68	08-Jun-20
914,258	609,505	$0.41	09-Jul-20
455,000	303,333	$0.41	13-Aug-20
125,000	83,333	$0.41	15-Sep-20
200,000	200,000	$0.44	05-Oct-20
200,000	133,333	$0.47	14-Oct-20
400,000	400,000	$0.46	19-Oct-20
10,000	6,667	$0.45	22-Oct-20
60,000	40,000	$0.42	10-Nov-20
2,234,680	744,894	$0.38	09/Feb/21 to 12/Feb/21
211,000	70,333	$0.15	15-Dec-21
4,881,000	-	$0.10	13/Jun/22 to 16/Jun/22
500,000	-	$0.10	01-Nov-22
14,625,938	6,806,398

Warrants

	Equity Classification		Liability Classification
	Number Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Outstanding, December 31, 2014	16,468,688	0.19	3,870,000	C$0.15
Issued – Finder’s unit warrants	766,800	0.20	-	-
Issued – Financing warrants	11,161,363	0.63	-	-
Issued – Financing advisory warrants	330,795	0.63	-	-
Exercised – Finder’s unit warrants	(439,000)	0.20	-	-
Exercised – Financing warrants	(2,880,000)	0.20	-	-
Exercised – Financing warrants	-	-	(3,612,000)	$0.15
Outstanding, December 31, 2015	25,408,646	0.37	258,000	C$0.15
Exercised – Financing warrants	-	-	(158,000)	$0.15
Expired – Financing warrants	-	-	(100,000)	$0.15
Outstanding, December 31, 2016	25,408,646	0.38	-	-

Expired – Financing warrants	(11,492,158)	0.63
Expired – Financing warrants	(7,727,800)	0.20

Outstanding, December 31, 2017	6,188,688	0.13

The weighted average remaining life of the warrants outstanding is 0.16 years as at December 31, 2017. As at December 31, 2017 the following Warrants are outstanding:

Number of Common Shares Issuable	Exercise Price	Expiry Date
6,188,688	$0.13	01-Mar-18	(1)
6,188,688	$0.13

(1) The expiry date was extended from March 1, 2017 to March 1, 2018

Finder’s Unit Options	Number of Shares	Weighted Average Exercise Price
		$
Outstanding, December 31, 2014	792,000	0.15
Exercised (1)	(766,800)	0.15
Outstanding, December 31, 2015 and December 31, 2016	25,200	0.15
Expired	(25,200)	0.15
Outstanding, December 31, 2017	-	-

 (1) Weighted average share price was C$0.74

Each Finder’s Unit Option entitled the holder to purchase one unit (“Finder’s Unit”) at an exercise price of C$0.15 until July 14, 2017. Each Finder’s Unit would consist of one common share and one share purchase warrant (“Finder’s Unit Warrant”), with each Finder’s Unit Warrant entitling the holder to purchase one common share at an exercise price of $0.20 until July 14, 2017.

Broker Unit Options	Number of Shares	Weighted Average Exercise Price
		C$

Outstanding, December 31, 2014	-	-
Issued	1,785,818	0.55
Outstanding, December 31, 2015, December 31, 2016	1,785,818	0.55
Expired	(1,785,818)	0.55
Outstanding, December 31, 2017	-	-

Each Broker’s Unit Option entitled the holder to purchase one unit (“Broker Unit”) at an exercise price of C$0.55 until February 4, 2017. Each Broker’s Unit would consist of one common share and one half of one share purchase warrant (“Broker Unit Warrant”), with each whole share purchase warrant entitling the holder to purchase one common share at an exercise price of $0.63 until February 4, 2017.